BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes our unaudited consolidated results of operations for the years ended December 31, 2012 and 2011, as well as unaudited consolidated results of operations as though the JFD and JHMC acquisitions had occurred on January 1, 2011.

	2012		2011
	As reported	Pro Forma	As reported	Pro Forma

Revenue	$138,612,639	$128,725,067	$51,879,903	$47,718,758
Net income from continuing operations	$57,545,832	$50,655,603	$15,691,032	$14,041,347
Net income from discontinued operations	$-	$-	$10,203,951	$10,203,951
Total net income from continuing and discontinued operations	$57,545,832	$50,655,603	$25,894,983	$24,245,298
From continuing and discontinued operations Earning per share
Basic	$6.94	$6.11	$4.26	$3.99
Diluted	$6.19	$5.45	$3.82	$3.58
From continuing operations Earning per share
Basic	$6.24	$6.11	$2.58	$2.31
Diluted	$6.19	$5.45	$2.31	$2.07
From discontinued operations Earning per share
Basic	$-	$-	$1.68	$1.68
Diluted	$-	$-	$1.51	$1.51

JFD [Member]
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The Company allocated the purchase price on the fair value of the assets acquired as of January 1, 2012.

Net assets at fair value acquired:
Property and equipment	$34,919
Construction in progress	4,495,306
Inventory	1,838,337
6,368,562
Less: Other payables	(92,603)
Non-controlling interest	(3,324,729)
25% held by the Company	(1,662,365)
$1,288,865

Satisfied by
Purchase consideration	$1,662,365
Less: Cash acquired	(373,500)
$1,288,865

The Company allocated the purchase price based on the fair value of the assets acquired as of April 1, 2012.

Net assets at fair value acquired:
Property and equipment	$33,535
Construction in progress	4,499,376
Inventory	1,970,387
Accounts receivable	1,337,519
7,840,817
Less: Other payables	(292,663)
Accounts payable	(1,230,096)
Non-controlling interest	(1,702,580)
50% held by the Company	(3,405,159)
$1,210,319
Satisfied by
Purchase consideration	$1,702,580
Less: Cash acquired	(492,261)
$1,210,319

JHMC [Member]
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The Company allocated the purchase price based on the fair value of the assets acquired as of September 30, 2012.

Net assets at fair value acquired:
Property and equipment	$512,450
Construction in progress	4,177,007
Inventories	671,429
5,360,886
Less: Non - controlling interest	(1,340,221)
$4,020,665

Satisfied by
Purchase consideration	$4,020,665